Transamerica International Small Cap Value Investment Risks - Retail Class [Member] - Transamerica International Small Cap Value	Oct. 31, 2025
Market [Member]
Prospectus [Line Items]
Risk [Text Block]	Market – The market prices of the fund’s securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, government shutdowns, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, technological developments (such as artificial intelligence and machine learning) investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. The market price of a security may also fall due to specific conditions that affect a particular sector of the securities market, a particular industry or a particular issuer or group of issuers. To the extent that securities of certain issuers behave or are perceived to behave similarly to each other, the market prices of those securities (or the market as a whole) may fall in response to a decline in the price of a particular security or group of securities. If the market prices of the fund’s securities and assets fall, the value of your investment in the fund could go down. Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the fund’s investments may go down. The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the fund’s investments, and generally for economies and markets in the U.S. and elsewhere.
Value Investing [Member]
Prospectus [Line Items]
Risk [Text Block]	Value Investing – The prices of securities the sub-adviser believes are undervalued may not appreciate as anticipated or may go down. The value approach to investing involves the risk that stocks may remain undervalued, undervaluation may become more severe, or perceived undervaluation may actually represent intrinsic value. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth” stocks.
Small Capitalization Companies [Member]
Prospectus [Line Items]
Risk [Text Block]	Small Capitalization Companies – The fund will be exposed to additional risks as a result of its investments in the securities of small capitalization companies. Small capitalization companies may be more at risk than larger capitalization companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on limited management groups. Securities of small capitalization companies are generally more volatile than and may underperform larger capitalization companies, may have limited liquidity, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.
Foreign Investments [Member]
Prospectus [Line Items]
Risk [Text Block]	Foreign Investments – Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risks. Foreign markets can be less liquid, less regulated, less transparent and more volatile than U.S. markets. The value of the fund’s foreign investments may decline, sometimes rapidly or unpredictably, because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, including nationalization, expropriation or confiscatory taxation, reduction of government or central bank support, tariffs and trade disruptions, sanctions, political or financial instability, social unrest or other adverse economic or political developments. Foreign investments may also be subject to different accounting practices and different regulatory, legal, auditing, financial reporting and recordkeeping standards and practices, and may be more difficult to value than investments in U.S. issuers. Certain foreign clearance and settlement procedures may result in an inability to execute transactions or delays in settlement.
Currency [Member]
Prospectus [Line Items]
Risk [Text Block]	Currency – The value of a fund’s investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk. Currency exchange rates can be volatile and may fluctuate significantly over short periods of time. Currency conversion costs and currency fluctuations could reduce or eliminate investment gains or add to investment losses. A fund may be unable or may choose not to hedge its foreign currency exposure or any hedge may not be effective.
Equity Securities [Member]
Prospectus [Line Items]
Risk [Text Block]	Equity Securities – Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the fund fall, the value of your investment in the fund will decline. The fund may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Liquidity [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity – The fund may make investments that are illiquid or that become illiquid after purchase. Illiquid investments can be difficult to value, may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in value. Liquidity risk may be magnified in rising interest rate or volatile environments. If the fund is forced to sell an illiquid investment to meet redemption requests or other cash needs, the fund may be forced to sell at a substantial loss or may not be able to sell at all. Liquidity of particular investments, or even entire asset classes, including U.S. Treasury securities, can deteriorate rapidly, particularly during times of market turmoil, and those investments may be difficult or impossible for the fund to sell. This may prevent the fund from limiting losses.
Medium Capitalization Companies [Member]
Prospectus [Line Items]
Risk [Text Block]	Medium Capitalization Companies – The fund will be exposed to additional risks as a result of its investments in the securities of medium capitalization companies. Investing in medium capitalization companies involves greater risk than is customarily associated with more established companies. The prices of securities of medium capitalization companies generally are more volatile and are more likely to be adversely affected by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession, have more limited product lines, operating histories, markets or capital resources, may be dependent upon a limited management group, experience sharper swings in market values, or have limited liquidity. Securities of medium capitalization companies may underperform larger capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.
Valuation [Member]
Prospectus [Line Items]
Risk [Text Block]	Valuation – Certain investments may be more difficult to value than other types of investments. The sales price the fund could receive for any particular portfolio investment may differ from the fund's valuation of the investment, particularly for securities that trade in thin or volatile markets, that are priced based upon valuations provided by third party pricing services, or that are valued using a fair value methodology. These differences may increase significantly and affect fund investments more broadly during periods of market volatility. Investors who purchase or redeem fund shares on days when the fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the fund had not fair-valued securities or had used a different valuation methodology. The fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers. Fair value pricing involves subjective judgment, which may prove to be incorrect.
Focused Investing [Member]
Prospectus [Line Items]
Risk [Text Block]	Focused Investing – To the extent the fund invests a significant portion of its assets in a limited number of countries, regions, sectors, industries or market segments, in a limited number of issuers, or in issuers in related businesses or that are subject to related operating risks, the fund will be more susceptible to negative events affecting those countries, regions, sectors, industries, segments or issuers, and the value of its shares may be more volatile than if it invested more widely.
Sector Focus [Member]
Prospectus [Line Items]
Risk [Text Block]	Sector Focus – To the extent the fund invests more heavily in a particular market sector, the value of the fund’s shares will be especially sensitive to developments that significantly affect that sector and there is increased risk that the fund will lose significant value if conditions adversely affect that sector. Individual sectors may be more volatile, and may perform differently, from the broader market.
Industrials Sector [Member]
Prospectus [Line Items]
Risk [Text Block]	Industrials Sector – The prices of securities in the industrials sector can be volatile and can be impacted significantly by supply and demand for certain products and services, product obsolescence, product liability and environmental damage claims, changes in consumer spending, government regulation, import controls, trading and tariff arrangements, trade disruptions, commodity prices and availability, exchange rates, world events, general economic conditions and other factors. In addition, certain companies in the industrials sector may be cyclical and have occasional sharp price movements resulting from changes in the economy, fuel prices, labor agreements and insurance costs.
Country Focus [Member]
Prospectus [Line Items]
Risk [Text Block]	Country Focus – To the extent the fund focuses its investments in a particular geographic region or country, or in securities quoted or denominated in the currency of a particular country, the fund may be subject to increased currency, political, regulatory, economic and other risks associated with that region or country. A natural or other disaster could occur in a geographic region in which the fund invests, which could affect the economy or particular business operations of companies in the specific geographic region. As a result, the fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.
Japan Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Japan – The Japanese economy is highly dependent upon international trade, particularly with the U.S. and other Asian countries. Because of its trade dependence, the Japanese economy is particularly exposed to the risks of currency fluctuation, foreign trade policy and regional and global economic disruption. In the past, Japan’s economic growth rate has remained relatively low, and it may remain low in the future. The Japanese economic growth rate could be impacted by Bank of Japan monetary policies, rising interest rates, tax increases, budget deficits, consumer confidence and volatility in the Japanese yen. Japan’s economy has been adversely affected by trade tariffs, other protectionist measures, competition from emerging economies and the economic conditions of trading partners. Strained foreign relations with neighboring countries (China, South Korea, North Korea and Russia) may not only negatively impact the Japanese economy but also the geographic region as well as globally. Economic growth in Japan is heavily dependent on continued growth in international trade, government support of the financial services sector, among other troubled sectors, and consistent government policy. In addition, the Japanese economy has been adversely affected by certain structural issues, including an aging population, significant non-performing loan portfolios at major financial institutions, substantial government deficits, low domestic consumption and natural and environmental disasters. In addition, Japan is subject to the risk of natural disasters, such as earthquakes, volcanic eruptions, typhoons and tsunamis, which could negatively affect the value of securities of Japanese companies held by the fund.
Management [Member]
Prospectus [Line Items]
Risk [Text Block]	Management – The value of your investment may go down if the investment manager’s or sub-adviser's judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser's investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
Active Trading [Member]
Prospectus [Line Items]
Risk [Text Block]	Active Trading – The fund may engage in active trading of its portfolio. Active trading will increase transaction costs and could detract from performance. Active trading may be more pronounced during periods of market volatility and may generate greater amounts of short-term capital gains.
Cybersecurity [Member]
Prospectus [Line Items]
Risk [Text Block]	Cybersecurity – Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to fund assets, fund or shareholder data (including private shareholder information), or proprietary information, cause the fund or its service providers (including, but not limited to, the fund’s investment manager, any sub-adviser(s), transfer agent, distributor, custodian, fund accounting agent and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality, or prevent fund investors from purchasing, redeeming or exchanging shares, receiving distributions or receiving timely information regarding the fund or their investment in the fund. Cybersecurity incidents may render records of fund assets and transactions, shareholder ownership of fund shares, and other data integral to the functioning of the fund inaccessible, inaccurate or incomplete. The use of artificial intelligence and machine learning could exacerbate these risks. Cybersecurity incidents may result in financial losses to the fund and its shareholders, and substantial costs may be incurred in order to prevent or mitigate any future cybersecurity incidents.
Depositary Receipts [Member]
Prospectus [Line Items]
Risk [Text Block]	Depositary Receipts – Depositary receipts are generally subject to the same risks as are the foreign securities that they evidence or into which they may be converted, and they may be less liquid than the underlying shares in their primary trading market. In addition, depositary receipts expose the fund to risk associated with the non-uniform terms that apply to depositary receipt programs, credit exposure to the depositary bank and to the sponsors and other parties with whom the depositary bank establishes the programs. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert equity shares into depositary receipts and vice versa.
Emerging Markets [Member]
Prospectus [Line Items]
Risk [Text Block]	Emerging Markets – Investments in securities of issuers located or doing business in emerging markets are subject to heightened foreign investments risks and may experience rapid and extreme changes in value. Emerging market countries tend to have less developed and less stable economic, political and legal systems and regulatory and accounting standards, may have policies that restrict investment by foreigners or that prevent foreign investors such as the fund from withdrawing their money at will, and are more likely to experience nationalization, expropriation and confiscatory taxation. Emerging market securities may have low trading volumes and may be or become illiquid. In addition, there may be significant obstacles to obtaining information necessary for investigations into or litigation against issuers located in or operating in emerging market countries, and shareholders may have limited legal remedies.
Large Shareholder [Member]
Prospectus [Line Items]
Risk [Text Block]	Large Shareholder – A significant portion of the fund’s shares may be owned by one or more investment vehicles or institutional investors. Transactions by these large shareholders may be disruptive to the management of the fund. For example, the fund may experience large redemptions and could be required to sell securities at a time when it may not otherwise desire to do so. Such transactions may increase the fund’s brokerage and/or other transaction costs. These transactions may also accelerate the realization of taxable capital gains to shareholders. In addition, sizeable redemptions could cause the fund’s total expenses to increase.
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose money if you invest in this fund.
Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.